SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Accounts payable and accrued liabilities	$ 445,565		$ 445,565	$ 445,565
Current portion of notes payable	589,246		589,246	589,246
Total current liabilities of discontinued operations	1,034,811		1,034,811	1,034,811
Revenues				3,573
Cost of goods sold
Gross profit				3,573
Operating expenses
Income from discontinued operations				$ 3,573